Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Supplier and contractors		$ 169	$ 171
Liabilities Financial instruments and other liabilities		366	528
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		118	211
Dividends receivable and other assets		446	272
Cash and cash equivalents		422	365
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable			91
Dividends receivable and other assets			17
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	[1]	18	25
Supplier and contractors	[1]	81	63
Liabilities Financial instruments and other liabilities	[1]	187	400
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		26	25
Supplier and contractors		34	57
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		5	4
Dividends receivable and other assets		15	50
Supplier and contractors		34	31
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		5	95
Dividends receivable and other assets		59	117
Supplier and contractors		149	151
Liabilities Financial instruments and other liabilities		187	400
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		94	14
Supplier and contractors		6	5
Liabilities Financial instruments and other liabilities		156	53
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		2	1
Supplier and contractors		1	3
Associates [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		94	14
Dividends receivable and other assets		2	1
Supplier and contractors		7	8
Liabilities Financial instruments and other liabilities		156	53
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		385	154
Cash and cash equivalents		387	335
Liabilities Financial instruments and other liabilities		23	75
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		35	30
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		3	89
Supplier and contractors			1
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		3	89
Dividends receivable and other assets		385	154
Cash and cash equivalents		422	365
Supplier and contractors			1
Liabilities Financial instruments and other liabilities		23	75
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		16	13
Supplier and contractors		$ 13	$ 11

[1]	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.